U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

         Lord Abbett Tax-Free Income Fund, Inc.
         Acquired Fund/Acquired Series:
                  Lord Abbett California Tax-Free Income Fund, Inc. Lord Abbett Securities Trust
                  Lord Abbett National Tax-Free Income Trust
                  Lord Abbett New York Tax-Free Income Trust
                  Lord Abbett California Tax-Free Income Trust

         767 Fifth Avenue
         New York, New York  10153

2.   Name of each series or class of funds for which this notice is filed:
     National (A, B and C Classes), California (A and C Classes), Connecticut (Class A), Hawaii (Class A), Minnesota (Class A), Missouri (Class A), New Jersey (Class A), New York (A and C Classes), Texas (Class A), and Washington (ClassA).

3.       Investment Company Act File Number:

          811-3942   (Investment   Company  Act  File   Numbers   for   Acquired
          Fund/Acquired Series: Lord Abbett California Tax-Free Income Fund, Inc. 811-4313 and Lord Abbett Securities Trust 811-7538)

         Securities Act File Number:

          2-88912  (Securities  Act  File  Numbers  for  Acquired  Fund/Acquired
          Series: Lord Abbett California Tax- Free Income Fund, Inc. 2-98163 and Lord Abbett Securities Trust 33-58846)

4. Last day of fiscal year for which this notice is filed: September 30, 1996 (includes, for the California Series, the aggregated period from August 31, 1995 through September 30, 1996)

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None



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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2: None


9.   Number and aggregate sale price of securities sold during the fiscal year:

         57,429,311 shares                  $531,642,845

          Includes 1,794,615 shares ($18,867,527) sold by the Acquired Fund; 1,634,095 shares ($7,817,053) sold by Lord Abbett National Tax-Free Income Trust; 78,269 shares ($366,437) sold by Lord Abbett New York Tax- Free Income Trust; and 711,079 shares ($3,218,692) sold by Lord Abbett California Tax-Free Income Trust.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         57,429,311  shares                 $531,642,845

          Includes 1,794,615 shares ($18,867,527) sold by the Acquired Fund; 1,634,095 shares ($7,817,053) sold by Lord Abbett National Tax-Free Income Trust; 78,269 shares ($366,437) sold by Lord Abbett New York Tax- Free Income Trust; and 711,079 shares ($3,218,692) sold by Lord Abbett California Tax-Free Income Trust.

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

         7,203,084 shares                   $59,111,027

          Includes 602,070 shares ($6,300,368) issued by the Acquired Fund; 214,890 shares ($1,019,149) issued by the Lord Abbett National Tax-Free Income Trust; 31,167 shares ($144,180) issued by Lord Abbett New York Tax- Free Income Trust; and 75,230 shares ($337,911) issued by Lord Abbett California Tax-Free Income Trust.

12.      Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                           $531,642,845


          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                           +59,111,027

          (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                           $656,363,312

          Includes $334,136,273 for the Acquired Fund; $50,807,646 for Lord Abbett National Tax-Free Income Trust; $9,227,536 for Lord Abbett New York Tax-Free Income Trust; and $19,891,582 for Lord Abbett California Tax-Free Income Trust.


                                                      - 2 -

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          (iv) Aggregate  price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): -0-


          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                                        x .0003030303

          (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $ -0-

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a). ---

Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository: Not applicable


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:         /S/ THOMAS F. KONOP
Name:             Thomas F. Konop

Title:            Vice President, Lord Abbett Tax-Free Income Fund, Inc.

Date:             November 27, 1996

                                     - 3 -
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                                                           November 27, 1996


Lord Abbett Tax-Free
  Income Fund, Inc.
The General Motors Building
767 Fifth Avenue
New York, New York  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") dated today, relating to the Registration Statement on Form N-1A covering shares of capital stock, par value $.001 per share, of Lord Abbett Tax-Free Income Fund, Inc., a Maryland corporation (the "Fund"). The Fund has registered an indefinite number of shares of its capital stock under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of capital stock of the Fund (57,429,311) that were so registered during the fiscal year ended September 30, 1996.

                  Pursuant to a reorganization of various Lord Abbett-sponsored funds which took place on July 12, 1996, each of the California Series, the National Series and the New York Series of the Fund (the "Acquiring Series") acquired the assets and liabilities of the corresponding single-state tax-free income series of Lord Abbett Securities Trust (the "Acquired Series") in exchange for Class C shares of the Acquiring Series. In addition, the

Lord Abbett Tax-Free
Income Fund, Inc.                                       November 27, 1996



California Series of the Fund acquired the assets and liabilities of Lord Abbett Tax-Free Income Fund, Inc. (the "Acquired Fund"), a single-state tax-free income fund, in exchange for Class A shares of the California Series of the Fund.

                  The Fund is relying on Rule 24f-2(b)(3)(ii) with respect to the fees and redemption credits of the Acquired
Fund and is relying on the KEMPER TOTAL RETURN FUND, no-action letter (pub. avail. Feb. 6, 1995), with respect to the fees and redemption credits of the Acquired Series.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

                        We are of the following opinion:

         (a) The 57,429,311 shares of capital stock of the Fund, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and nonassessable; and

         (b) The 602,070 shares of capital stock of the Acquired Fund, the 1,634,095 shares of Lord Abbett Securities Trust--National Tax-Free Income Trust, the 78,269 shares of Lord Abbett Securities
                  Trust-
                  -New York Tax-Free Income Trust and the 711,079 shares of Lord Abbett Securities Trust--California Tax-Free Income Trust issued during the period covered by the Rule 24f-2 Notice were legally issued, fully paid and non-assessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required

Lord Abbett Tax-Free
Income Fund, Inc.                                             November 27, 1996


under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                         Very truly yours,


                                                         DEBEVOISE & PLIMPTON